Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue	$ 372,142	$ 225,000	$ 648,385	$ 225,000	$ 225,000
Cost of revenue	71,680		150,549
Gross profit	300,462	225,000	497,836	225,000
Operating Expenses [Abstract]
Selling, general and administrative	3,753,653	1,442,657	6,041,238	2,527,543	5,349,801	3,619,000
Related party expenses	90,000	90,000	180,000	180,000	360,000	360,000
Operating Expenses	3,843,653	1,532,657	6,221,238	2,707,543	5,709,801	3,979,000
Operating Income (Loss)	(3,543,191)	(1,307,657)	(5,723,402)	(2,482,543)	(5,484,801)	(3,979,000)
Other income (expenses)
Interest expense, net	(758,835)	(418,977)	(1,393,784)	(1,131,245)	(512,152)	(178,498)
Earnings from investment in OCHL		(19,515)		63,669	132,832	4,105,333
Total other income (expense)	(758,835)	(438,492)	(1,393,784)	(1,067,576)	(8,764,918)	232,055
Net loss	$ (4,302,026)	$ (1,746,149)	$ (7,117,186)	$ (3,550,119)	$ (14,249,719)	$ (3,746,944)
Net loss per share - basic and diluted	$ (0.12)	$ (0.05)	$ (0.20)	$ (0.11)	$ (0.44)	$ (0.12)
Weighted average common shares - basic and diluted	36,015,930	31,779,749	35,773,359	31,292,337	32,532,069	30,027,599
Pro Forma [Member]
Revenue	$ 372,142	$ 1,424,000	$ 758,162	$ 2,403,000	$ 3,972,000	$ 5,744,000
Cost of revenue	71,680	440,000	163,571	687,000	1,147,000	2,052,000
Gross profit	300,462	984,000	594,591	1,716,000	2,825,000	3,692,000
Operating Expenses [Abstract]
Selling, general and administrative	3,753,653	2,392,657	6,324,902	4,262,543	9,479,801	7,297,000
Related party expenses	90,000	90,000	180,000	180,000	360,000	360,000
Operating Expenses	3,843,653	2,482,657	6,504,902	4,442,543	9,839,801	7,657,000
Operating Income (Loss)	(3,543,191)	(1,498,657)	(5,910,311)	(2,726,543)	(7,014,801)	(3,965,000)
Other income (expenses)
Interest expense, net	(758,835)	(407,977)	(1,393,784)	(1,109,245)	(497,152)	(218,498)
Earnings from investment in OCHL		(19,515)		63,669	132,832	410,553
Total other income (expense)	(758,835)	(427,492)	(1,393,784)	(1,045,576)	(8,749,918)	192,055
Net loss	$ (4,302,026)	$ (1,926,149)	$ (7,304,095)	$ (3,772,119)	$ (15,764,719)	$ (3,772,945)
Net loss per share - basic and diluted	$ (0.12)	$ (0.06)	$ (0.20)	$ (0.12)	$ (0.47)	$ (0.12)
Weighted average common shares - basic and diluted	36,010,577	31,779,749	35,770,667	31,292,337	33,198,735	30,694,265